OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 2,067	$ 2,200
Derivative assets	81	111
Securities - FVTOCI	68	108
Restricted cash	327	356
Inventory	955	652
Accounts receivables - non-current	428	2
Other	147	149
Total other non-current assets	$ 4,073	$ 3,578